FAIR VALUE MEASUREMENTS (Changes in fair value of Foreign Exchange Option) (Details) - Foreign exchange option - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	¥ 0	¥ 846,718	¥ 0
Purchase of foreign exchange options	(9,316,000)	0	10,566,900
Cash Settlement		(516,012)	0
Change in fair value of foreign exchange options	(3,607,817)	(330,706)	(9,720,182)
Balance at December 31,	¥ (12,923,817)	¥ 0	¥ 846,718